Deferred tax assets and liabilities (Details 2) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement [line items]
Unremitted earnings retained by consolidated entities for reinvestment	$ 40	$ 39